CONVERTIBLE NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
CONVERTIBLE NOTES PAYABLE (Tables)
Schedule of convertible notes payable
	September 30, 2020			June 30, 2020
		Debt			Debt
	Principal	Discount	Net	Principal	Discount	Net

BHP Capital NY, Inc. #4	$-	$-	$-	$66,000	$13,193	$52,807

Armada Investment Fund, LLC #5	-	-	-	20,000	2,739	17,261

Armada Investment Fund, LLC #6	-	-	-	22,000	4,167	17,833

BHP Capital NY, Inc. #5	83,333	7,540	75,793	83,333	21,141	62,192

BHP Capital NY, Inc. #6	60,500	12,041	48,459	60,500	19,188	41,312

Armada Investment Fund, LLC #7	32,000	2,904	29,096	88,000	28,021	59,979

JSJ Investments Inc. #1	77,000	34,105	42,895	-	-	-

Total	$252,833	$56,590	$196,243	$339,833	$88,449	$251,384

	June 30, 2020			June 30, 2019
		Debt			Debt
	Principal	Discount	Net	Principal	Discount	Net

Geneva Roth Remark Holdings, Inc. #2	$-	$-	$-	$43,000	$11,582	$31,418

Geneva Roth Remark Holdings, Inc. #3	-	-	-	78,000	24,253	53,747

Geneva Roth Remark Holdings, Inc. #4	-	-	-	63,000	21,605	41,395

BHP Capital NY, Inc. #2	-	-	-	38,500	16,748	21,752

Armada Investment Fund, LLC #2	-	-	-	38,500	16,747	21,753

Jefferson Street Capital LLC	-	-	-	38,500	16,747	21,753

St. George Investments LLC	-	-	-	500,000	234,671	265,329

BHP Capital NY, Inc. #4	66,000	13,193	52,807	-	-	-

Armada Investment Fund, LLC #5	20,000	2,739	17,261	-	-	-

Armada Investment Fund, LLC #6	22,000	4,167	17,833	-	-	-

BHP Capital NY, Inc. #5	83,333	21,141	62,192	-	-	-

BHP Capital NY, Inc. #6	60,500	19,188	41,312	-	-	-

Armada Investment Fund, LLC #7	88,000	28,021	59,979	-	-	-

Total	$339,833	$88,449	$251,384	$799,500	$342,353	$457,147